LINE OF CREDIT (10K) (Detail Textuals) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Jan. 15, 2016	Mar. 29, 2016	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2017	Mar. 31, 2016	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014
Line of Credit Facility [Line Items]
Number of common stock called by warrants							2,200,000	3,900,000
Exercise price of warrants per share							$ 2.6058	$ 2.6058
Line of credit, net			$ 7,021		$ 7,021		$ 7,119	$ 4,000
Interest expense			188	$ 180	601	$ 403	600	302	$ 257
Line of credit facility amount available under line of credit			$ 5,000		$ 5,000
Warrants
Line of Credit Facility [Line Items]
Exercise price of warrants per share			$ 2.6058		$ 2.6058
Avidbank Corporate Finance | Loan and Security Agreement | Term loan
Line of Credit Facility [Line Items]
Line of credit facility, basis of measurement	prime rate
Line of credit facility, interest rate description	The Term Loan bears interest at an annual rate equal to 1.75% above the prime rate as published from time to time by The Wall Street Journal, or five percent (5%), whichever is higher.
Debt instrument term	3 years
Principal amount of term loan	$ 3,000
Amount of increases in available line of credit	7,500
Heritage Bank of Commerce
Line of Credit Facility [Line Items]
Line of credit, net			$ 7,000		$ 7,000
Principal amount of term loan			7,000		7,000		7,100
Line of Credit
Line of Credit Facility [Line Items]
Interest expense							260	211	$ 221
Line of Credit | Commercial Bank | Warrants | Loan and Security Agreement
Line of Credit Facility [Line Items]
Number of common stock called by warrants		45,000
Exercise price of warrants per share		$ 2.10
Fair value of warrants		$ 55
Revolving line of credit facility | Avidbank Corporate Finance | Loan and Security Agreement
Line of Credit Facility [Line Items]
Maximum limit of amount under line of credit	$ 7,000
Line of credit facility, interest rate description	prime rate
Percentage of interest rate above prime rate	2.00%
Percentage of interest rate on line of credit	5.00%
Debt instrument term	3 years
Line of credit, net								$ 4,000
Principal amount of term loan	$ 3,000
Revolving line of credit facility | Heritage Bank of Commerce | Loan and Security Agreement
Line of Credit Facility [Line Items]
Maximum limit of amount under line of credit		$ 12,000					$ 12,000
Number of common stock called by warrants		24,000
Exercise price of warrants per share		$ 5.00
Line of credit facility, basis of measurement							Federal Reserves' Prime
Percentage of interest rate above prime rate		2.25%					2.25%
Percentage of interest rate on line of credit		3.50%
Line of credit, net		$ 12,000					$ 7,200
Interest expense			$ 100		$ 300
Amount of increases in available line of credit							4,800
Line of credit facility capacity available to satisfy loan		$ 7,000
Percentage of license and transaction fee revenue		85.00%
Line of credit facility amount available under line of credit							$ 4,800
Fair value of warrants		$ 52
Debt discount		$ 80
Revolving line of credit facility | Heritage Bank of Commerce | Warrants | Loan and Security Agreement
Line of Credit Facility [Line Items]
Number of common stock called by warrants		23,978
Exercise price of warrants per share		$ 5.00